Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

8.  PROPERTY, PLANT AND EQUIPMENT

	Leasehold improvements	Computer equipment and software	Furniture and Fixture	Machinery & Equipment	Land and building	Total
Cost
Balance, December 31, 2015	$1,373	$2,092	$872	$-	$-	$4,337
Additions	-	10	38	-	-	48
Disposals	-	-	(414)	-	-	(414)
Balance, December 31, 2016	1,373	2,102	496	-	-	3,971
Acquisition through business combination (note 3)	184	354	70	1,848	535	2,991
Additions	19	173	6	201	-	399
Disposals	-	(6)	-	(110)	-	(116)
Foreign currency translation	13	24	5	149	45	236
Balance, December 31, 2017	$1,589	$2,647	$577	$2,088	$580	$7,481

Accumulated Depreciation
Balance, December 31, 2015	$322	$1,843	$558	$-	$-	$2,723
Depreciation	139	39	231	-	-	409
Disposals	-	-	(401)	-	-	(401)
Balance, December 31, 2016	461	1,882	388	-	-	2,731
Depreciation	166	361	85	436	9	1,057
Disposals	-	(5)	-	(105)	-	(110)
Foreign currency translation	-	(1)	-	3	-	2
Balance, December 31, 2017	$627	$2,237	$473	$334	$9	$3,680

Net Book Value
Balance, December 31, 2015	$1,051	$249	$314	$-	$-	$1,614
Balance, December 31, 2016	$912	$220	$108	$-	$-	$1,240
Balance, December 31, 2017	$962	$410	$104	$1,754	$571	$3,801

Property, plant and equipment cost and accumulated depreciation have been reduced for assets that have been retired during the year ended December 31, 2017.   The Company recognized $nil impairment during the year ended December 31, 2017 (2016 - $nil).